Commitments and Contingencies Unfunded Credit Extension Commitments (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Unfunded Commitments To Extend Credit [Line Items]
Unfunded Commitments to Extend Credit	$ 807,096	$ 255,370	$ 173,603
Loans And Leases
Unfunded Commitments To Extend Credit [Line Items]
Unfunded Commitments to Extend Credit	192,729	108,631	66,816
Home Equity Line of Credit
Unfunded Commitments To Extend Credit [Line Items]
Unfunded Commitments to Extend Credit	38,367	45,345	52,974
Credit Card Receivable
Unfunded Commitments To Extend Credit [Line Items]
Unfunded Commitments to Extend Credit	29,346	26,807	21,153
Commercial Lines
Unfunded Commitments To Extend Credit [Line Items]
Unfunded Commitments to Extend Credit	544,095	68,158	27,332
Standby Letters of Credit
Unfunded Commitments To Extend Credit [Line Items]
Unfunded Commitments to Extend Credit	$ 2,559	$ 6,428	$ 5,328